Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 3,140	$ 3,270
Accrued interest expenses	5,876	6,692
Settlement and clearing accounts	1,944	1,519
Lease liabilities	4,597	5,502
Other	5,476	3,868
Total other financial liabilities measured at amortized cost	$ 21,033	$ 20,851